UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Western Asset

High Yield Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset High Yield Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

Western Asset High Yield Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

IV	Western Asset High Yield Portfolio

Investment commentary (cont’d)

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexix returned 4.45% for the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Class I shares of Western Asset High Yield Portfolio returned 4.54%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. High Yield – 2% Issuer Cap Index, returned 4.45% for the same period. The Lipper High Current Yield Funds Category Average1 returned 3.69% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Western Asset High Yield Portfolio:
Class IS2	4.62%
Class I2	4.54%
Barclays Capital U.S. High Yield – 2% Issuer Cap Index	4.45%
Lipper High Current Yield Funds Category Average	3.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class IS and I shares were 8.98% and 8.91%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class IS and Class I shares were 0.61% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 490 funds in the Fund’s Lipper category.

[2]	Class IS and Class I shares were formerly known as Institutional Select Class and Institutional Class shares, respectively. Fund share classes were renamed in April 2010.

Western Asset High Yield Portfolio	V

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Standard & Poor’s Debt Ratings1% (as a percent of total investments)

Maturity Schedule % (as a percent of total investments)

†	The bar graphs above represents the composition of the Fund’s investments as of June 30, 2010 and do not include derivatives such as Futures Contracts, Options Written and Swaps. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

[1]

Source: Standard & Poor’s Rating Service. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s (“S&P”), a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of S&P and are not measures of quality or guarantees of performance. Securities held by the Fund may be rated by other NRSROs, and these ratings may be higher or lower. The Fund itself has not been rated by a NRSRO and the credit quality of the investments in the Fund’s portfolio does not apply to the stability or safety of the Fund.

[2]	Preferred stocks, Common stocks and Warrants do not have defined maturity dates.

2	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS4	4.62%	1,000.00	1,046.20	0.60%	3.04
Class I4	4.54%	1,000.00	1,045.40	0.64%	3.25

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS4	5.00%	1,000.00	1,021.82	0.60%	3.01
Class I4	5.00%	1,000.00	1,021.62	0.64%	3.21

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2010

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

BCHYI	—Barclays Capital U.S. High Yield – 2% Issuer Cap Index
EMD	—Emerging Market
HY	—High Yield
IG Credit	—Investment Grade Credit

4	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2010

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

BCHYI	—Barclays Capital U.S. High Yield – 2% Issuer Cap Index
EMD	—Emerging Market
HY	—High Yield
IG Credit	—Investment Grade Credit

Western Asset High Yield Portfolio 2010 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 85.3%
Consumer Discretionary — 16.8%
Auto Components — 0.6%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	1,290,000		$1,299,675	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	1,130,000	EUR	1,374,911	(a)
Total Auto Components					2,674,586
Automobiles — 0.7%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	1,320,000		399,300	(b)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	3,955,000		1,265,600	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	6,180,000		1,869,450	(b)
Total Automobiles					3,534,350
Diversified Consumer Services — 1.2%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,212,000		1,072,620
Sotheby’s, Senior Notes	7.750%	6/15/15	1,290,000		1,290,000
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	3,490,000		3,542,350	(a)
Total Diversified Consumer Services					5,904,970
Hotels, Restaurants & Leisure — 7.0%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	385,000		316,663
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,345,000		1,264,300	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	4,896,000		3,794,400
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	310,000		310,000
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,455,000		5,456	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	7,178,000		4,755,425
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	1,260,000		1,004,850
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	1,335,000		1,224,862
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,655,000		2,742,675	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,340,000		1,386,900
MGM MIRAGE Inc., Notes	6.750%	9/1/12	1,940,000		1,804,200
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	135,000		135,000
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	3,060,000		2,731,050
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	435,000		439,350
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	260,000		282,750
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	280,000		308,700
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	800,000		648,000
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,630,000		2,603,700	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	120,000		104,700
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,390,000		1,452,550
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	630,000		647,325
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	410,000		422,300	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	440,000		412,500
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	310,000		287,138	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	2,325,000		1,836,750
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	2,755,000		2,197,112	(a)(d)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	2,905,000		172,484	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,625,000		165,703	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	890,000		668	(b)(c)
Total Hotels, Restaurants & Leisure					33,457,511

See Notes to Financial Statements.

6	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.2%
American Greetings Corp., Senior Notes	7.375%	6/1/16	920,000	$917,700
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,670,000	1,736,800
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,620,000	1,575,450	(a)
Total Internet & Catalog Retail				3,312,250
Media — 4.1%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	10,000	9,900	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	570,000	570,000
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	691,734	805,870
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,930,000	1,939,650	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,490,000	1,523,525	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	2,815,000	2,617,950	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	3,830,000	4,251,300	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	172,000	51,600	(a)(c)(d)(e)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	410,000	423,325
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	3,330,000	3,171,825
Sun Media Corp., Senior Notes	7.625%	2/15/13	845,000	845,000
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,060,000	1,136,850	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	1,160,000	1,165,800	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	205,000	216,532
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	905,000	936,675
Total Media				19,665,802
Multiline Retail — 0.7%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	232,058	232,638	(f)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	3,260,000	2,934,000
Total Multiline Retail				3,166,638
Specialty Retail — 0.7%
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	710,000	738,400
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	3,050,000	2,714,500
Total Specialty Retail				3,452,900
Textiles, Apparel & Luxury Goods — 0.9%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,080,000	3,388,000
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,040,000	1,049,100
Total Textiles, Apparel & Luxury Goods				4,437,100
Total Consumer Discretionary				80,523,807
Consumer Staples — 1.6%
Food Products — 0.8%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,810,000	1,821,312	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	960,000	981,600	(a)
Michael Foods Inc., Senior Notes	9.750%	7/15/18	960,000	986,400	(a)
Total Food Products				3,789,312
Household Products — 0.3%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	1,610,000	1,660,313	(a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	7

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	2,130,000	$2,167,275	(a)
Total Consumer Staples				7,616,900
Energy — 13.0%
Energy Equipment & Services — 2.2%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	2,225,000	2,391,875
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,235,000	1,207,213
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,790,000	1,700,500
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,280,000	1,136,000	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,850,000	1,838,437
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,900,000	1,805,000	(a)
Transocean Inc, Senior Notes	6.625%	4/15/11	520,000	507,581
Total Energy Equipment & Services				10,586,606
Oil, Gas & Consumable Fuels — 10.8%
Adaro Indonesia PT, Notes	7.625%	10/22/19	700,000	707,000	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	6,250,000	5,828,125
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	930,000	999,750
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	530,000	522,713
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	815,000	823,150
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	1,635,000	1,688,137
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,745,000	1,662,112
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	265,000	268,975
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,340,000	2,439,450	(a)
Corral Petroleum Holdings AB, Senior Bonds	5.251%	9/18/11	4,219,493	3,881,934	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000	1,228,462
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	2,232,000	2,332,440
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	2,145,000	2,142,319	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	205,000	188,600	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	100,000	61,125	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,230,000	2,230,000
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,270,000	1,300,162	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	840,000	848,400
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,460,000	1,452,700	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	480,000	417,600
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	465,000	404,550
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,910,000	1,876,575
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	2,180,000	2,289,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	1,260,000	1,237,950
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	995,000	865,650	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	1,050,000	855,750	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,460,000	1,562,200
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000	167,063
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	580,000	572,750
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,195,000	2,419,987
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000	101,500
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	380,000	398,525

See Notes to Financial Statements.

8	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	90,000	$91,350	(a)
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	1,007,000	954,133	(a)
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	1,305,000	1,239,750	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	2,695,000	2,617,519	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	890,000	801,000
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	465,000	395,250
Teekay Corp., Senior Notes	8.500%	1/15/20	1,690,000	1,681,550
Total Oil, Gas & Consumable Fuels				51,555,206
Total Energy				62,141,812
Financials — 14.2%
Capital Markets — 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	2,570,000	507,575	(b)
Commercial Banks — 3.0%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,670,000	1,406,987
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	660,000	640,200	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	300,000	287,625	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	1,134,065	1,068,856
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	134,065	123,675
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,503,443	1,371,892
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	5,892,820	5,303,538
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,340,000	1,266,300	(a)(d)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	780,000	748,800
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,210,000	1,179,750
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	990,000	1,038,407	(d)(g)
Total Commercial Banks				14,436,030
Consumer Finance — 3.6%
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	1,190,000	1,177,112
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	5,495,000	6,361,018
GMAC Inc., Senior Notes	7.500%	12/31/13	220,000	219,450
GMAC Inc., Subordinated Notes	8.000%	12/31/18	404,000	371,680
GMAC LLC, Debentures	0.000%	6/15/15	3,440,000	2,158,600
GMAC LLC, Senior Bonds	0.000%	12/1/12	1,170,000	976,950
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,510,000	1,393,445
SLM Corp., Senior Notes	8.000%	3/25/20	5,060,000	4,443,621
Total Consumer Finance				17,101,876
Diversified Financial Services — 6.2%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	2,335,000	2,311,650	(a)
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	240,000	232,800
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,990,000	1,970,100	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	640,000	618,195	(d)(g)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	820,000	815,900	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	960,000	1,012,800
CCM Merger Inc., Notes	8.000%	8/1/13	3,735,000	3,417,525	(a)
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	120,000	119,100
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,220,000	1,241,350	(a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	9

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,015,000	$2,183,756	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	2,440,000	2,287,500
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	2,320,000	2,093,800
International Lease Finance Corp., Notes	5.875%	5/1/13	670,000	618,075
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,420,000	1,345,450	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	990,000	1,019,700	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,100,000	2,152,500
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,480,000	1,443,000
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	600,000	589,500	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	345,000	357,075	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,889,000	1,968,338	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,635,000	1,569,600
Total Diversified Financial Services				29,367,714
Insurance — 0.5%
American International Group Inc., Senior Notes	8.250%	8/15/18	2,505,000	2,536,312
Real Estate Investment Trusts (REITs) — 0.1%
Entertainment Properties Trust, Senior Notes	7.750%	7/15/20	550,000	551,375	(a)
Real Estate Management & Development — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,003,200	581,856	(a)(c)
Realogy Corp., Senior Notes	10.500%	4/15/14	2,895,000	2,453,513
Realogy Corp., Senior Toggle Notes	11.000%	4/15/14	328,508	274,304	(f)
Total Real Estate Management & Development				3,309,673
Total Financials				67,810,555
Health Care — 5.7%
Health Care Equipment & Supplies — 0.6%
Biomet Inc., Senior Notes	11.625%	10/15/17	970,000	1,050,025
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,505,000	1,617,875	(f)
Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes	7.875%	6/15/11	135,000	139,556
Total Health Care Equipment & Supplies				2,807,456
Health Care Providers & Services — 5.1%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,520,000	1,504,800	(a)
Capella Healthcare Inc., Senior Notes	9.250%	7/1/17	590,000	595,900	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,030,000	4,627,600
HCA Inc., Notes	9.000%	12/15/14	51,000	49,342
HCA Inc., Notes	7.690%	6/15/25	1,675,000	1,499,125
HCA Inc., Senior Notes	6.300%	10/1/12	4,060,000	4,039,700
HCA Inc., Senior Secured Notes	9.625%	11/15/16	201,000	215,070	(f)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	365,000	375,494
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	1,040,000	1,060,800
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	1,457,000	1,609,985	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	1,080,000	907,200	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	300,000	295,500	(f)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	7,193,000	6,689,490	(d)(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,190,000	1,222,725
Total Health Care Providers & Services				24,692,731
Total Health Care				27,500,187

See Notes to Financial Statements.

10	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 10.0%
Aerospace & Defense — 1.7%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	1,000,000	$1,002,500	(a)
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	1,525,000	1,586,000	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,300,000	1,319,500	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,660,000	1,693,200	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,335,000	2,323,325	(a)
Total Aerospace & Defense				7,924,525
Airlines — 2.6%
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	985,307	926,188
Continental Airlines Inc., Pass-Through Certificates, Subordinated Senior Secured Notes	7.339%	4/19/14	2,456,077	2,351,694
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	4,935,000	4,885,650	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,025,000	2,004,750
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	864,717	899,306
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	584,017	556,277
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	905,000	950,250	(a)
Total Airlines				12,574,115
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	2,335,000	2,533,475
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,700,000	3,357,750	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	890,000	903,350	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,305,000	2,322,288	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	900,000	965,250	(a)
Total Commercial Services & Supplies				10,082,113
Electrical Equipment — 0.0%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	140,000	119,700	(a)
Machinery — 0.2%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	690,000	705,525	(c)
Marine — 0.6%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	3,210,000	3,081,600	(a)
Road & Rail — 1.9%
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	500,000	510,000
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	3,787,000	4,525,465
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,140,000	1,179,900	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	370,000	444,000
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,454,000	2,570,565
Total Road & Rail				9,229,930
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	1,076,000	1,054,480	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,180,000	1,109,200
Total Trading Companies & Distributors				2,163,680
Transportation — 0.4%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	2,210,000	2,132,650	(a)
Total Industrials				48,013,838

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	11

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Information Technology — 3.0%
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	110,000		$116,600
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,230,000		1,217,700	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	3,870,000		3,550,725
Total Electronic Equipment, Instruments & Components					4,885,025
IT Services — 1.3%
Ceridian Corp., Senior Notes	13.000%	11/15/15	1,682,700		1,514,430	(f)
First Data Corp., Senior Notes	10.550%	9/24/15	4,968,980		3,639,778	(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,060,000		1,012,300	(a)
Total IT Services					6,166,508
Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	760,000		750,500	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	975,000		780,000
Freescale Semiconductor Inc., Senior Toggle Notes	9.875%	12/15/14	618,222		553,309	(f)
Total Semiconductors & Semiconductor Equipment					2,083,809
Software — 0.3%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,375,000		1,375,000	(a)
Total Information Technology					14,510,342
Materials — 8.9%
Chemicals — 3.1%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,285,000		3,597,075	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	260,000		264,550
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,070,000		1,096,750
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,630,000		1,654,450	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,490,000		1,486,275	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,334,000	EUR	1,651,688	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	2,245,445		2,408,240
Solutia Inc., Senior Notes	8.750%	11/1/17	1,000,000		1,040,000
Solutia Inc., Senior Notes	7.875%	3/15/20	1,760,000		1,755,600
Total Chemicals					14,954,628
Containers & Packaging — 1.5%
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	2,100,000		1,921,500	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	370,000		378,325
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	2,460,000		2,543,025
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,360,000		2,371,800	(a)
Total Containers & Packaging					7,214,650
Metals & Mining — 1.4%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	4,730,000		4,966,500
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	4,000,000		1,960,000	(a)
Total Metals & Mining					6,926,500
Paper & Forest Products — 2.9%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	1,680,588		1,652,053	(a)(b)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,000,000		2,550,000	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	940,000		1,002,275	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,390,000		2,168,925
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,990,000		1,766,125

See Notes to Financial Statements.

12	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — continued
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	3,305,000	$3,561,138
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	1,120,000	954,800
Total Paper & Forest Products				13,655,316
Total Materials				42,751,094
Telecommunication Services — 7.8%
Diversified Telecommunication Services — 4.6%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	600,000	634,500	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	1,130,000	779,700
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,305,000	131	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	1,360,000	1,390,600	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	2,635,000	2,766,750
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	1,280,000	1,363,200
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	5,710,000	6,052,600
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,400,000	1,239,000	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	1,035,000	1,063,462	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,430,000	1,458,600	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	485,000	501,975	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	3,240,000	2,948,400	(a)(f)
Windstream Corp., Senior Notes	8.625%	8/1/16	1,845,000	1,858,837
Total Diversified Telecommunication Services				22,057,755
Wireless Telecommunication Services — 3.2%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	590,000	601,800
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	6,020,000	4,996,600
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,340,000	6,054,700
True Move Co., Ltd.	10.750%	12/16/13	305,000	299,663	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	3,420,000	3,360,150	(a)
Total Wireless Telecommunication Services				15,312,913
Total Telecommunication Services				37,370,668
Utilities — 4.3%
Electric Utilities — 0.4%
Elwood Energy LLC, Secured Notes	8.159%	7/5/26	1,903,400	1,798,713
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,010,000	1,022,625
Independent Power Producers & Energy Traders — 3.7%
AES Corp., Senior Notes	8.000%	10/15/17	590,000	595,900
AES Corp., Senior Notes	8.000%	6/1/20	180,000	180,900
Dynegy Inc., Bonds	7.670%	11/8/16	1,315,000	1,157,200
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,000,000	695,000
Edison Mission Energy, Senior Notes	7.625%	5/15/27	2,435,000	1,381,862
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	12,636,698	8,213,854	(f)
Mirant Americas Generation LLC, Senior Notes	8.500%	10/1/21	440,000	409,200
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	520,000	478,400
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,841,416	1,974,919
NRG Energy Inc., Senior Notes	7.375%	2/1/16	110,000	109,450

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	13

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — continued
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,375,000	$2,351,250
Total Independent Power Producers & Energy Traders				17,547,935
Total Utilities				20,369,273
Total Corporate Bonds & Notes (Cost — $418,994,664)				408,608,476
Collateralized Mortgage Obligation — 0.0%
BlackRock Capital Finance LP, 1996-R1 (Cost — $296,298)	9.580%	9/25/26	336,882	32,004	(d)(e)
Collateralized Senior Loans — 4.6%
Consumer Discretionary — 1.9%
Auto Components — 0.7%
Allison Transmission Inc., Term Loan, Tranche B	3.050 - 3.110%	8/7/14	3,489,333	3,174,205	(a)(h)
Automobiles — 0.4%
Ford Motor Co., Term Loan, Tranche B	3.310 - 3.350%	12/16/13	1,956,952	1,846,873	(a)(h)
Media — 0.6%
Citadel Broadcasting Corp., Term Loan A	2.110%	6/3/15	177,790	185,524	(a)(h)
Newsday LLC, Term Loan	10.500%	8/1/13	2,000,000	2,085,000	(a)(h)
SuperMedia Inc., Term Loan	11.000%	12/31/15	734,701	628,956	(a)(h)
Total Media				2,899,480
Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B1	2.625 - 2.813%	10/31/13	501,781	465,402	(a)(h)
Michaels Stores Inc., Term Loan B2	4.875 - 5.063%	10/10/14	675,284	641,038	(a)(h)
Total Specialty Retail				1,106,440
Total Consumer Discretionary				9,026,998
Energy — 0.8%
Energy Equipment & Services — 0.8%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	4,469,969	3,821,823	(a)(c)(h)
Financials — 0.7%
Real Estate Management & Development — 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	3,000,000	3,129,999	(a)(h)
Industrials — 0.9%
Aerospace & Defense — 0.5%
Hawker Beechcraft Acquisition Co., Term Loan	2.347 - 2.533%	3/26/14	2,682,325	2,161,507	(h)
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.533%	3/26/14	159,948	128,891	(a)(h)
Total Aerospace & Defense				2,290,398
Airlines — 0.4%
United Airlines Inc., Term Loan B	2.313 - 2.375%	2/3/14	2,267,247	1,982,764	(a)(h)
Total Industrials				4,273,162
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Plastics Group Inc., Term Loan C	2.350%	4/3/14	494,885	435,980	(a)(h)
Utilities — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.850 - 4.033%	10/10/14	1,611,714	1,186,875	(a)(h)
Total Collateralized Senior Loans (Cost — $20,633,351)				21,874,837

See Notes to Financial Statements.

14	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.8%
Industrials — 0.8%
Marine — 0.8%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,405,000	$3,634,125
Materials — 0.0%
Construction Materials — 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	130,000	128,537	(a)
Total Convertible Bonds & Notes (Cost — $3,918,929)				3,762,662
Sovereign Bond — 0.2%
Russia — 0.2%
Russian Foreign Bond — Eurobond, Senior Bonds (Cost — $792,754)	7.500%	3/31/30	723,378	815,464	(a)

			Shares
Common Stocks — 2.2%
Consumer Discretionary — 1.5%
Media — 1.5%
Charter Communications Inc.			126,560	4,467,568	(e)
Charter Communications Inc., Class A Shares			68,009	2,400,718	*
Dex One Corp.			2,180	41,429	*
SuperMedia Inc.			5,949	108,809	*
Total Consumer Discretionary				7,018,524
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			13,610	357,269	*(e)
Industrials — 0.0%
Building Products — 0.0%
Nortek Inc.			4,801	201,641	*
Materials — 0.6%
Chemicals — 0.6%
Georgia Gulf Corp.			78,433	1,046,296	*
LyondellBasell Industries NV, Class A Shares			63,397	1,023,862	*
LyondellBasell Industries NV, Class B Shares			58,105	938,396	*
Total Materials				3,008,554
Total Common Stocks (Cost — $13,063,602)				10,585,988

	Rate	Maturity Date
Convertible Preferred Stocks — 1.3%
Financials — 1.3%
Diversified Financial Services — 1.3%
Bank of America Corp.	7.250%		4,800	4,358,400
Citigroup Inc.	7.500%	12/15/12	15,768	1,781,784
Total Convertible Preferred Stocks (Cost — $6,390,091)				6,140,184

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	15

Western Asset High Yield Portfolio

Security	Rate		Shares	Value
Preferred Stocks — 1.2%
Consumer Discretionary — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		40,019	$4	*(a)(c)(d)(e)
Financials — 1.1%
Commercial Banks — 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		39,600	1,055,736
Diversified Financial Services — 0.9%
Citigroup Capital XII	8.500%		167,900	4,197,500	(d)
Total Financials				5,253,236
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
Centaur Funding Corp.	9.080%		600	624,000	(a)
Total Preferred Stocks (Cost — $5,974,828)				5,877,240

		Expiration Date	Warrants
Warrants — 0.1%
Buffets Restaurant Holdings		4/28/14	3,104	31	*(c)(e)
Charter Communications Inc.		11/30/14	3,493	13,972	*
Citadel Broadcasting Corp.		6/3/30	10,367	259,175	*
CNB Capital Trust		3/23/19	45,731	0	*(a)(c)(e)
Nortek Inc.		12/7/14	5,121	53,770	*
SemGroup Corp.		11/30/14	14,327	68,051	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(e)
Total Warrants (Cost — $276,313)				394,999
Total Investments before Short-Term Investments (Cost — 470,340,830)				458,091,854

		Maturity Date	Face Amount†
Short-Term Investments — 3.2%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	8/19/10	307,000	306,947	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/26/10	2,000	2,000	(i)(j)
Total U.S. Government Agencies (Cost — $308,920)				308,947
Repurchase Agreement — 3.1%
Goldman Sachs & Co. repurchase agreement dated 6/30/10; Proceeds at maturity — $15,112,008; (Fully collateralized by U.S. government agency obligations, 6.625% due 11/15/30; Market value-$15,414,300) (Cost — $15,112,000)	0.020%	7/1/10	15,112,000	15,112,000
Total Short-Term Investments (Cost — $15,420,920)				15,420,947
Total Investments — 98.9% (Cost — $485,761,750#)				473,512,801
Other Assets in Excess of Liabilities — 1.1%				5,273,333
Total Net Assets — 100.0%				$478,786,134

See Notes to Financial Statements.

16	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Yield Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of June 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(e)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EUR	— Euro

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $485,761,750)	$473,512,801
Foreign currency, at value (Cost — $272,479)	269,542
Cash	325
Dividends and interest receivable	9,455,018
Receivable for securities sold	4,600,806
Receivable for Fund shares sold	551,695
Unrealized appreciation on forward currency contracts	63,937
Receivable from broker — variation margin on open futures contracts	60,828
Prepaid expenses	32,543
Total Assets	488,547,495

Liabilities:
Payable for securities purchased	5,085,669
Payable for Fund shares repurchased	4,126,604
Distributions payable	236,153
Investment management fee payable	212,712
Directors’ fees payable	5,369
Accrued expenses	94,854
Total Liabilities	9,761,361
Total Net Assets	$478,786,134

Net Assets:
Par value (Note 7)	$57,096
Paid-in capital in excess of par value	622,232,530
Undistributed net investment income	9,596,956
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(140,780,446)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(12,320,002)
Total Net Assets	$478,786,134

Shares Outstanding:
Class IS1	12,158,880
Class I1	44,937,498

Net Asset Value:
Class IS1	$8.48
Class I1	$8.36

[1]	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

See Notes to Financial Statements.

18	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$28,822,639
Dividends	458,186
Total Investment Income	29,280,825

Expenses:
Investment management fee (Note 2)	1,551,970
Transfer agent fees (Note 5)	90,486
Custody fees	43,026
Legal fees	29,826
Audit and tax	22,537
Shareholder reports (Note 5)	22,215
Registration fees	9,867
Directors’ fees	8,980
Miscellaneous expenses	2,459
Total Expenses	1,781,366
Net Investment Income	27,499,459

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	10,250,457
Futures contracts	181,256
Foreign currency transactions	211,199
Net Realized Gain	10,642,912
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(13,229,185)
Futures contracts	(126,787)
Foreign currencies	55,719
Change in Net Unrealized Appreciation/Depreciation	(13,300,253)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(2,657,341)
Increase in Net Assets from Operations	$24,842,118

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$27,499,459	$77,324,315
Net realized gain (loss)	10,642,912	(105,324,724)
Change in net unrealized appreciation/depreciation	(13,300,253)	298,198,341
Increase in Net Assets From Operations	24,842,118	270,197,932

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(17,338,024)	(77,684,083)
Decrease in Net Assets from Distributions to Shareholders	(17,338,024)	(77,684,083)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	122,997,002	177,546,482
Reinvestment of distributions	16,834,620	73,758,900
Cost of shares repurchased	(287,185,648)	(342,424,142)
Decrease in Net Assets From Fund Share Transactions	(147,354,026)	(91,118,760)
Increase (Decrease) in Net Assets	(139,849,932)	101,395,089

Net Assets:
Beginning of period	618,636,066	517,240,977
End of period*	$478,786,134	$618,636,066
* Includes undistributed and (overdistributed) net investment income of:	$9,596,956	$(564,479)

See Notes to Financial Statements.

20	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2010[3]	2009	2008[4]

Net asset value, beginning of period	$ 8.38	$ 6.06	$ 8.86

Income (loss) from operations:
Net investment income	0.42	0.94	0.37
Net realized and unrealized gain (loss)	(0.04)	2.34	(2.77)
Total income (loss) from operations	0.38	3.28	(2.40)

Less distributions from:
Net investment income	(0.28)	(0.96)	(0.40)
Total distributions	(0.28)	(0.96)	(0.40)

Net asset value, end of period	$8.48	$8.38	$6.06
Total return[5]	4.62%	56.74%	(27.16)%

Net assets, end of period (000s)	$103,065	$107,301	$77,795

Ratios to average net assets:
Gross expenses	0.60%[6]	0.61%	0.60%[6]
Net expenses	0.60 [6]	0.61	0.60 [6,7]
Net investment income	9.77 [6]	12.8	12.4 [6]

Portfolio turnover rate	56%	84%	41%

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2010 (unaudited).

[4]	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	21

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2009	2008[3]		2008[4]	2007[4]		2006[4]	2005[4]

Net asset value, beginning of period	$ 8.27		$ 5.99	$ 9.30		$ 10.75	$ 10.34		$ 10.49	$ 10.28

Income (loss) from operations:
Net investment income	0.41	[5]	0.92 [5]	0.66	[5]	0.83 [5]	0.80	[5]	0.76	0.61
Net realized and unrealized gain (loss)	(0.04)		2.32	(3.05)		(1.41)	0.39		(0.05)	0.17
Total income (loss) from operations	0.37		3.24	(2.39)		(0.58)	1.19		0.71	0.78

Less distributions from:
Net investment income	(0.28)		(0.96)	(0.92)		(0.80)	(0.78)		(0.73)	(0.57)
Net realized gains	—		—	—		(0.07)	(0.00)	[6]	(0.13)	—
Total distributions	(0.28)		(0.96)	(0.92)		(0.87)	(0.78)		(0.86)	(0.57)

Net asset value, end of period	$8.36		$8.27	$5.99		$9.30	$10.75		$10.34	$10.49
Total return[7]	4.54%		56.73%	(27.19)%		(5.88)%	12.14%		7.30%	7.81%

Net assets, end of period (000s)	$375,721		$511,335	$439,446		$800,103	$879,323		$596,918	$414,417

Ratios to average net assets:
Gross expenses	0.64%[8]		0.62%	0.60%[8]		0.59%	0.61%		0.62%	0.62%
Net expenses	0.64	[8]	0.62	0.60	[8],9	0.58 [10]	0.61	[9]	0.62 [9]	0.62 [9]
Net investment income	9.74	[8]	12.8	10.4	[8]	8.3	7.8		7.8	7.0

Portfolio turnover rate	56%		84%	41%		59%	64%		147%	121%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

[10]	The impact of compensating balance arrangements to the expense ratio was 0.01%.

See Notes to Financial Statements.

22	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Prior to April 2010, Class IS, Class I and Class FI shares were known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Shares in the Class FI bear a distribution fee. Class FI shares have not commenced operations. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	23

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$408,556,876	$51,600	$408,608,476
Collateralized mortgage obligation	—	—	32,004	32,004
Collateralized senior loans	—	21,874,837	—	21,874,837
Convertible bonds & notes	—	3,762,662	—	3,762,662
Sovereign bond	—	815,464	—	815,464
Common stocks	$5,761,151	4,467,568	357,269	10,585,988
Convertible preferred stocks	6,140,184	—	—	6,140,184
Preferred stocks	1,055,736	4,821,500	4	5,877,240
Warrants	273,147	121,821	31	394,999
Total long-term investments	$13,230,218	$444,420,728	$440,908	$458,091,854
Short-term investments†	—	15,420,947	—	15,420,947
Total investments	$13,230,218	$459,841,675	$440,908	$473,512,801
Other financial instruments:
Futures contracts	$(126,787)	—	—	$(126,787)
Forward foreign currency contracts	—	$63,937	—	63,937
Total other financial instruments	(126,787)	63,937	—	(62,850)
Total	$13,103,431	$459,905,612	$440,908	$473,449,951

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Collateralized Mortgage Obligations	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$4,681,201	—	$326,646	$40	$65,337	$5,073,224
Accrued premiums/discounts	418,094	—	—	—	—	418,094
Realized gain/(loss)[1]	(177,643)	—	—	(94,737)	—	(272,380)
Change in unrealized appreciation (depreciation)[2]	675,906	—	30,623	94,701	56,515	857,745
Net purchases (sales)	(5,597,558)	—	—	—	—	(5,597,558)
Transfers in to Level 3	51,600	$32,004	—	—	—	83,604
Transfers out of Level 3	—	—	—	—	(121,821)	(121,821)
Balance as of June 30, 2010	$51,600	$32,004	$357,269	$4	$31	$440,908
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	—	—	$30,623	$(36)	$(15)	$30,572

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the

24	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset High Yield Portfolio 2010 Semi-Annual Report	25

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, a Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared, and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

26	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed the Fee Cap for Class IS and Class FI. Western Asset also agreed to waive their advisory fees (which is paid by LMPFA, and not the Fund) in corresponding amounts under both the Fee Cap and the Flat Waiver. This arrangement cannot be terminated prior to April 30, 2011 without the Board’s consent.

With respect to Class IS and Class Fl, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described below or the limit then in effect. The following chart shows the annual rates of management fees, fee caps or flat waivers (as applicable), management fees waived and potential fees which may be recaptured for the Fund’s share classes.

	Asset Breakpoint for Management Fee	Management Fee	Fee Cap	Flat Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture
Class IS*	All asset levels	0.550%	0.65%	—	—	—
Class I*	All asset levels	0.550%	—	—	—	—

*	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as distributor of the Fund’s shares.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$307,297,170
Sales	451,487,606

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	24,542,836
Gross unrealized depreciation	(36,791,785)
Net unrealized depreciation	$(12,248,949)

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Treasury Bonds	54	9/10	$7,138,613	$7,333,875	$195,262

Contracts to Sell:
U.S. Treasury 5-Year Notes	217	9/10	25,360,240	25,682,289	(322,049)
Net unrealized loss on open futures contracts					$(126,787)

Western Asset High Yield Portfolio 2010 Semi-Annual Report	27

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Euro	Citibank, N.A.	1,325,903	1,621,776	8/17/10	$46,276
Euro	Credit Suisse First Boston Inc.	1,342,940	1,642,615	8/17/10	17,661
Net unrealized gain on open forward foreign currency contracts					$63,937

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$195,262	—	$195,262
Forward foreign currency contracts	—	$63,937	63,937
Total	$195,262	$63,937	$259,199

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$322,049	—	$322,049

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$181,256	—	$181,256
Forward foreign currency contracts	—	$208,578	208,578
Total	$181,256	$208,578	$389,834

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$(126,787)	—	$(126,787)
Forward foreign currency contracts	—	$63,937	63,937
Total	$(126,787)	$63,937	$(62,850)

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,728,552
Futures contracts (to buy)	4,873,018
Futures contracts (to sell)	18,031,586

28	Western Asset High Yield Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

For the six months ended June 30, 2010, class specific expenses were as follows:

	Shareholder Reports	Transfer Agent Fees
Class IS*	$1,131	$3,654
Class I*	21,084	86,832
Total	$22,215	$90,486

*	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class IS*	$3,393,331	$11,675,543
Class I*	13,944,693	66,008,540
Total	$17,338,024	$77,684,083

*	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

7. Capital shares

At June 30, 2010, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class IS*
Shares sold	1,072,149	$9,176,146	988,240	$7,223,162
Shares issued on reinvestment	403,728	3,393,331	1,547,337	11,675,543
Shares repurchased	(2,117,971)	(18,203,680)	(2,565,699)	(18,403,130)
Net increase (decrease)	(642,094)	$(5,634,203)	(30,122)	$495,575

Class I*
Shares sold	13,422,793	$113,820,856	24,567,594	$170,323,320
Shares issued on reinvestment	1,622,543	13,441,289	8,373,209	62,083,357
Shares repurchased	(31,916,868)	(268,981,968)	(44,466,343)	(324,021,012)
Net decrease	(16,871,532)	$(141,719,823)	(11,525,540)	$(91,614,335)

*	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

8. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $133,165,665, of which $49,747,397 expires in 2016 and $83,418,268 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Western Asset

High Yield Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset High Yield Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART  OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012828 8/10 SR10-1162

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of Western Asset Funds, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of Western Asset Funds, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Principal Financial and Accounting Officer Western Asset Funds, Inc.

Date: August 31, 2010